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                   WM Strategic Asset Management Portfolios
                        601 West Main Avenue, Suite 300
                               Spokane, WA 99201

                                        March 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re: WM Strategic Asset Management Portfolios (File Nos. 333-01999, 811-07577)

Ladies and Gentlemen:

  On behalf of WM Strategic Asset Management Portfolios (the "Trust"), the undersigned hereby certifies, pursuant to Rule 497(j) under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from those included in Post-Effective Amendment No. 4 to the Trust's Registration Statement, as filed electronically with the Securities and Exchange Commission on March 27, 1998.

                                       WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                                       By:  JOHN T. WEST
                                            John T. West
                                            Vice President and Secretary